Bond Payable (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Jul. 31, 2022	Aug. 31, 2021 CNY (¥)	Aug. 31, 2021 USD ($)	Aug. 31, 2020 CNY (¥)	Aug. 31, 2020 USD ($)	Jul. 31, 2019 CNY (¥)	Jul. 31, 2019 USD ($)
Bond Payable (Details) [Line Items]
Payments for repurchase of Bond		¥ 80,174	$ 12,410	¥ 10,659	$ 1,500
Interest rate		8.37%	8.37%	8.37%	8.37%
Percentage of repurchase price		101.00%	101.00%
Corporate Bond Securities [Member]
Bond Payable (Details) [Line Items]
Bonds issued						¥ 2,146,190	$ 300,000
Interest rate						7.45%	7.45%
Issuance costs		¥ 2,104,964	$ 294,224
Bond payable		1,836,362	284,249	¥ 2,017,369	$ 294,618
Interest expense		¥ 158,077	$ 24,181	¥ 169,143	$ 24,057
Forecast [Member]
Bond Payable (Details) [Line Items]
Percentage of principal amount	100.00%
Aggregate principal amount	35.00%
Redemption price	107.45%
Forecast [Member] | Redemption Option One [Member] | Corporate Bond Securities [Member]
Bond Payable (Details) [Line Items]
Premium percentage of principal amount	1.00%